Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000174138 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000174138 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000174138 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000174138 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
C000174138 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%
C000174139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
C000174139 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000174139 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000174139 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.74%
C000174139 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
C000174140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000174140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%
C000174140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
C000174140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
C000174140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000198594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.84%
C000198594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000198594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C000198594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.37%
C000198594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%